Note 7 - Commitments (Details Narrative)	12 Months Ended
	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2009 USD ($)	Jul. 31, 2009 EUR (€)	Apr. 15, 2009 USD ($) Y	Apr. 15, 2009 EUR (€)	Sep. 15, 2008 USD ($) Y	Sep. 15, 2008 EUR (€)
Commitments and Contingencies Disclosure [Abstract]
Term of lease, in years						4	4	2	2
Monthly rental payment						$ 1,439		$ 3,365
Monthly rent - EUR							1,000		2,540
Rental expense	10,550	17,199	18,188	27,983
Rental Expense EUR					20,320
Increased monthly rent - EUR year 2 lease						$ 1,150
Rate of escalation, lease rate for final two years						5.00%	5.00%
Number of years with rate escalation						2	2